VIRTUS Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—95.4%
Communication Services—13.0%
Allen Media LLC 144A 10.500%, 2/15/28(1)	$ 332	$ 341
Altice France S.A. 144A 8.125%, 2/1/27(1)	820	882
ANGI Group LLC 144A 3.875%, 8/15/28(1)	795	791
Audacy Capital Corp. 144A 6.500%, 5/1/27(1)	360	368
C&W Senior Financing DAC 144A 7.500%, 10/15/26(1)	1,070	1,110
Cablevision Lightpath LLC 144A 5.625%, 9/15/28(1)	1,095	1,099
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(1)	1,040	1,130
CSC Holdings LLC 144A 4.625%, 12/1/30(1)	350	332
Diamond Sports Group LLC 144A 5.375%, 8/15/26(1)	2,930	1,934
DIRECTV Holdings LLC 144A 5.875%, 8/15/27(1)	761	794
DISH DBS Corp.
7.750%, 7/1/26	1,470	1,660
7.375%, 7/1/28	516	547
Frontier Communications Holdings LLC
144A 5.000%, 5/1/28(1)	1,060	1,113
144A 6.750%, 5/1/29(1)	595	627
Gray Television, Inc. 144A 4.750%, 10/15/30(1)	1,410	1,385
iHeartCommunications, Inc. 8.375%, 5/1/27	2,155	2,303
Live Nation Entertainment, Inc. 144A 5.625%, 3/15/26(1)	1,405	1,454
Northwest Fiber LLC 144A 6.000%, 2/15/28(1)(2)	525	522
Playtika Holding Corp. 144A 4.250%, 3/15/29(1)	546	548
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	560	551
SeaWorld Parks & Entertainment, Inc. 144A 8.750%, 5/1/25(1)	500	537
Sinclair Television Group, Inc. 144A 5.125%, 2/15/27(1)	1,135	1,127
Spanish Broadcasting System, Inc. 144A 9.750%, 3/1/26(1)	700	731
TEGNA, Inc. 5.000%, 9/15/29	845	870
Terrier Media Buyer, Inc. 144A 8.875%, 12/15/27(1)	1,015	1,073
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	820	869
Uniti Group LP
144A 4.750%, 4/15/28(1)	580	592
144A 6.500%, 2/15/29(1)	1,150	1,183
144A 6.000%, 1/15/30(1)	557	552
Univision Communications, Inc. 144A 9.500%, 5/1/25(1)	515	559
ZoomInfo Technologies LLC 144A 3.875%, 2/1/29(1)	1,113	1,108
		28,692

	Par Value	Value

Consumer Discretionary—20.1%
Adtalem Global Education, Inc. 144A 5.500%, 3/1/28(1)	$ 1,664	$ 1,680
Ambience Merger Sub, Inc. 144A 4.875%, 7/15/28(1)	160	160
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	1,110	1,116
Bath & Body Works, Inc.
6.950%, 3/1/33	480	566
6.750%, 7/1/36	560	694
Bloomin’ Brands, Inc. 144A 5.125%, 4/15/29(1)	1,085	1,129
Caesars Entertainment, Inc. 144A 8.125%, 7/1/27(1)	1,660	1,866
Carnival Corp. 144A 9.875%, 8/1/27(1)	1,855	2,141
Carvana Co.
144A 5.625%, 10/1/25(1)	1,120	1,158
144A 5.500%, 4/15/27(1)	385	393
Cedar Fair LP 5.250%, 7/15/29	965	989
Everi Holdings, Inc. 144A 5.000%, 7/15/29(1)	27	28
FirstCash, Inc. 144A 4.625%, 9/1/28(1)	509	528
Foot Locker, Inc. 144A 4.000%, 10/1/29(1)	300	301
Golden Nugget, Inc. 144A 6.750%, 10/15/24(1)	1,135	1,136
Guitar Center, Inc. 144A 8.500%, 1/15/26(1)	625	670
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	660	673
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	1,515	1,587
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(1)	1,096	1,123
LGI Homes, Inc. 144A 4.000%, 7/15/29(1)	53	53
Liberty Interactive LLC 8.250%, 2/1/30	1,970	2,192
Marriott Ownership Resorts, Inc.
4.750%, 1/15/28	2,215	2,259
144A 4.500%, 6/15/29(1)	445	451
New Home Co., Inc. (The) 144A 7.250%, 10/15/25(1)	1,520	1,599
Newell Brands, Inc. 5.875%, 4/1/36	365	453
Nordstrom, Inc. 4.375%, 4/1/30(2)	880	900
Patrick Industries, Inc.
144A 7.500%, 10/15/27(1)	510	550
144A 4.750%, 5/1/29(1)	600	612
Penn National Gaming, Inc. 144A 4.125%, 7/1/29(1)	440	435
Prime Security Services Borrower LLC 144A 5.750%, 4/15/26(1)	1,627	1,760
QVC, Inc. 5.450%, 8/15/34	2,180	2,317
Rent-A-Center, Inc. 144A 6.375%, 2/15/29(1)	1,665	1,796
RHP Hotel Properties LP 4.750%, 10/15/27	950	983
See Notes to Schedule of Investments

VIRTUS Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Royal Caribbean Cruises Ltd. 144A 10.875%, 6/1/23(1)	$ 960	$ 1,075
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	530	542
Shea Homes LP
144A 4.750%, 2/15/28(1)	1,140	1,173
144A 4.750%, 4/1/29(1)	1,075	1,105
Signal Parent, Inc. 144A 6.125%, 4/1/29(1)	1,715	1,638
Sonic Automotive, Inc. 6.125%, 3/15/27	1,089	1,132
Tempur Sealy International, Inc. 144A 3.875%, 10/15/31(1)	200	200
Travel + Leisure Co.
144A 6.625%, 7/31/26(1)	600	683
144A 4.625%, 3/1/30(1)	555	570
Victoria’s Secret & Co. 144A 4.625%, 7/15/29(1)	551	562
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	1,050	1,129
Wolverine World Wide, Inc. 144A 4.000%, 8/15/29(1)	405	409
		44,516

Consumer Staples—2.6%
Coty, Inc. 144A 5.000%, 4/15/26(1)	802	819
Diamond BC BV 144A 4.625%, 10/1/29(1)	80	81
Performance Food Group, Inc. 144A 4.250%, 8/1/29(1)	335	336
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	850	856
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	1,080	1,126
Vector Group Ltd.
144A 10.500%, 11/1/26(1)	1,285	1,353
144A 5.750%, 2/1/29(1)	1,162	1,162
		5,733

Energy—16.2%
Antero Midstream Partners LP 144A 7.875%, 5/15/26(1)	438	479
Antero Resources Corp.
144A 8.375%, 7/15/26(1)	327	370
144A 7.625%, 2/1/29(1)	985	1,101
Ascent Resources Utica Holdings LLC
144A 7.000%, 11/1/26(1)	530	548
144A 8.250%, 12/31/28(1)	1,255	1,368
California Resources Corp. 144A 7.125%, 2/1/26(1)	1,420	1,499
Callon Petroleum Co.
6.375%, 7/1/26	350	335
144A 9.000%, 4/1/25(1)	205	222
144A 8.000%, 8/1/28(1)	475	469
ChampionX Corp. 6.375%, 5/1/26	521	542
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(1)	1,275	1,332
	Par Value	Value

Energy—continued
Comstock Resources, Inc.
144A 7.500%, 5/15/25(1)	$ 560	$ 582
144A 5.875%, 1/15/30(1)	131	136
CrownRock LP
144A 5.625%, 10/15/25(1)	550	563
144A 5.000%, 5/1/29(1)	538	562
Delek Logistics Partners LP 144A 7.125%, 6/1/28(1)	175	186
Endeavor Energy Resources LP 144A 6.625%, 7/15/25(1)	1,100	1,159
Ensign Drilling, Inc. 144A 9.250%, 4/15/24(1)(2)	995	960
EQM Midstream Partners LP
6.500%, 7/15/48	445	506
144A 6.500%, 7/1/27(1)	635	714
EQT Corp. 7.500%, 2/1/30	835	1,075
Hilcorp Energy I LP
144A 6.250%, 11/1/28(1)	1,455	1,508
144A 6.000%, 2/1/31(1)	601	618
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	1,145	1,176
Nabors Industries, Inc. 144A 9.000%, 2/1/25(1)	644	667
New Fortress Energy, Inc.
144A 6.750%, 9/15/25(1)	1,830	1,761
144A 6.500%, 9/30/26(1)	1,085	1,038
Occidental Petroleum Corp.
5.875%, 9/1/25	1,060	1,188
5.500%, 12/1/25	640	709
5.550%, 3/15/26	775	860
7.500%, 5/1/31	190	247
7.875%, 9/15/31	185	247
6.450%, 9/15/36	1,463	1,841
Oceaneering International, Inc.
4.650%, 11/15/24	420	428
6.000%, 2/1/28	640	650
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	470	482
PDC Energy, Inc. 5.750%, 5/15/26	540	562
Petroleos Mexicanos 6.875%, 8/4/26	1,050	1,142
Precision Drilling Corp. 144A 6.875%, 1/15/29(1)	340	355
Rockies Express Pipeline LLC
144A 4.950%, 7/15/29(1)	1,050	1,092
144A 7.500%, 7/15/38(1)	415	471
SM Energy Co. 6.500%, 7/15/28	566	586
Tallgrass Energy Partners LP 144A 7.500%, 10/1/25(1)	645	698
Talos Production, Inc. 12.000%, 1/15/26	623	667
Transocean Phoenix 2 Ltd. 144A 7.750%, 10/15/24(1)	470	480
Transocean Proteus Ltd. 144A 6.250%, 12/1/24(1)	776	775

See Notes to Schedule of Investments

VIRTUS Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
Western Midstream Operating LP 6.500%, 2/1/50	$ 705	$ 830
		35,786

Financials—20.1%
Ahead DB Holdings LLC 144A 6.625%, 5/1/28(1)	340	343
Altice Financing S.A.
144A 5.000%, 1/15/28(1)	750	723
144A 5.750%, 8/15/29(1)	290	281
Altice France Holding S.A. 144A 10.500%, 5/15/27(1)	3,480	3,806
AssuredPartners, Inc. 144A 7.000%, 8/15/25(1)	1,380	1,402
Cimpress plc 144A 7.000%, 6/15/26(1)	2,727	2,844
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)	601	629
Enact Holdings, Inc. 144A 6.500%, 8/15/25(1)	835	912
Freedom Mortgage Corp.
144A 8.250%, 4/15/25(1)	176	179
144A 7.625%, 5/1/26(1)	1,595	1,625
144A 6.625%, 1/15/27(1)	340	331
GTCR AP Finance, Inc. 144A 8.000%, 5/15/27(1)	535	564
GYP Holdings III Corp. 144A 4.625%, 5/1/29(1)	571	577
Hightower Holding LLC 144A 6.750%, 4/15/29(1)	1,059	1,085
Hilcorp Energy I LP 144A 5.750%, 10/1/25(1)	500	506
Hilton Grand Vacations Borrower Escrow LLC 144A 4.875%, 7/1/31(1)	456	458
Holdco LLC LSF11-15 144A 6.625%, 10/15/29(1)	130	130
Icahn Enterprises LP 5.250%, 5/15/27	1,045	1,084
Jefferies Finance LLC 144A 5.000%, 8/15/28(1)	440	446
LD Holdings Group LLC 144A 6.125%, 4/1/28(1)	2,810	2,648
Markel Corp. 6.000% (3)(4)	1,000	1,108
Midcap Financial Issuer Trust
144A 6.500%, 5/1/28(1)	560	585
144A 5.625%, 1/15/30(1)	555	549
MPH Acquisition Holdings LLC
144A 5.500%, 9/1/28(1)	305	304
144A 5.750%, 11/1/28(1)(2)	781	736
Nationstar Mortgage Holdings, Inc.
144A 6.000%, 1/15/27(1)	2,300	2,408
144A 5.500%, 8/15/28(1)	1,077	1,109
New Residential Investment Corp. 144A 6.250%, 10/15/25(1)	2,420	2,439
NFP Corp. 144A 6.875%, 8/15/28(1)	1,090	1,113
Northwest Fiber LLC 144A 4.750%, 4/30/27(1)	199	199
OneMain Finance Corp.
6.875%, 3/15/25	1,876	2,108
	Par Value	Value

Financials—continued
5.375%, 11/15/29	$ 210	$ 228
Park River Holdings, Inc. 144A 6.750%, 8/1/29(1)	575	576
PennyMac Financial Services, Inc.
144A 5.375%, 10/15/25(1)	644	662
144A 4.250%, 2/15/29(1)	965	919
144A 5.750%, 9/15/31(1)	105	105
Petrobras Global Finance B.V. 5.500%, 6/10/51	415	386
PRA Group, Inc. 144A 5.000%, 10/1/29(1)	547	548
Transocean Pontus Ltd. 144A 6.125%, 8/1/25(1)	502	502
United Wholesale Mortgage LLC
144A 5.500%, 11/15/25(1)	770	776
144A 5.500%, 4/15/29(1)	2,220	2,155
Victors Merger Corp. 144A 6.375%, 5/15/29(1)	900	862
Viking Cruises Ltd. 144A 6.250%, 5/15/25(1)	1,095	1,098
Vmed O2 UK Financing I plc 144A 4.750%, 7/15/31(1)	1,135	1,160
Windstream Escrow LLC 144A 7.750%, 8/15/28(1)	1,050	1,097
		44,305

Health Care—4.0%
CHS/Community Health Systems, Inc. 144A 8.000%, 3/15/26(1)	520	551
DaVita, Inc. 144A 4.625%, 6/1/30(1)	775	797
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	1,525	1,483
HealthEquity, Inc. 144A 4.500%, 10/1/29(1)	650	660
Owens & Minor, Inc. 144A 4.500%, 3/31/29(1)	895	904
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	1,464	1,492
Tenet Healthcare Corp.
6.875%, 11/15/31	516	592
144A 6.125%, 10/1/28(1)	1,085	1,140
Teva Pharmaceutical Finance Netherlands III B.V. 7.125%, 1/31/25	655	716
Varex Imaging Corp. 144A 7.875%, 10/15/27(1)	437	492
		8,827

Industrials—9.2%
Advantage Sales & Marketing, Inc. 144A 6.500%, 11/15/28(1)	520	542
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	710	879
144A 5.500%, 4/20/26(1)	1,750	1,840
APi Group DE, Inc. 144A 4.125%, 7/15/29(1)	602	590
Bombardier, Inc. 144A 7.500%, 3/15/25(1)	575	587
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(1)	57	58

See Notes to Schedule of Investments

VIRTUS Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Industrials—continued
Brundage-Bone Concrete Pumping Holdings, Inc. 144A 6.000%, 2/1/26(1)	$ 1,134	$ 1,182
Danaos Corp. 144A 8.500%, 3/1/28(1)	435	481
Deluxe Corp. 144A 8.000%, 6/1/29(1)	570	596
Dycom Industries, Inc. 144A 4.500%, 4/15/29(1)	934	938
Foundation Building Materials, Inc. 144A 6.000%, 3/1/29(1)	900	882
GFL Environmental, Inc. 144A 4.375%, 8/15/29(1)	562	568
Lumen Technologies, Inc. 144A 5.375%, 6/15/29(1)	1,125	1,148
Manitowoc Co., Inc. (The) 144A 9.000%, 4/1/26(1)	565	605
Park River Holdings, Inc. 144A 5.625%, 2/1/29(1)	1,120	1,085
Roller Bearing Co. of America, Inc. 144A 4.375%, 10/15/29(1)	200	205
Rolls-Royce plc 144A 5.750%, 10/15/27(1)	520	575
Seaspan Corp. 144A 5.500%, 8/1/29(1)	560	571
Spirit Loyalty Cayman Ltd. 144A 8.000%, 9/20/25(1)	362	406
Terex Corp. 144A 5.000%, 5/15/29(1)	520	539
TMS International Corp. 144A 6.250%, 4/15/29(1)	625	653
TransDigm UK Holdings plc 6.875%, 5/15/26	1,140	1,198
TransDigm, Inc. 5.500%, 11/15/27	545	560
Uber Technologies, Inc. 144A 6.250%, 1/15/28(1)	1,050	1,126
US Acute Care Solutions LLC 144A 6.375%, 3/1/26(1)	1,200	1,266
Wabash National Corp.
144A 5.500%, 10/1/25(1)	700	710
144A 4.500%, 10/15/28(1)	560	559
		20,349

Information Technology—5.2%
Alliance Data Systems Corp. 144A 7.000%, 1/15/26(1)	2,105	2,252
Austin BidCo, Inc. 144A 7.125%, 12/15/28(1)	550	554
CommScope, Inc. 144A 8.250%, 3/1/27(1)	990	1,036
Dell International LLC 144A 7.125%, 6/15/24(1)	1,090	1,115
NCR Corp.
144A 5.000%, 10/1/28(1)	1,138	1,163
144A 5.125%, 4/15/29(1)	1,135	1,170
Plantronics, Inc. 144A 4.750%, 3/1/29(1)(2)	460	431
Sabre GLBL, Inc. 144A 9.250%, 4/15/25(1)	336	388
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	590	610
	Par Value	Value

Information Technology—continued
Seagate HDD Cayman 5.750%, 12/1/34	$ 516	$ 604
Viasat, Inc.
144A 5.625%, 9/15/25(1)	1,065	1,079
144A 6.500%, 7/15/28(1)	1,045	1,101
		11,503

Materials—1.8%
Allegheny Ludlum LLC 6.950%, 12/15/25	323	354
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	520	552
Hudbay Minerals, Inc. 144A 4.500%, 4/1/26(1)	155	153
Schweitzer-Mauduit International, Inc. 144A 6.875%, 10/1/26(1)	995	1,035
SunCoke Energy, Inc. 144A 4.875%, 6/30/29(1)	265	264
Sylvamo Corp. 144A 7.000%, 9/1/29(1)	405	414
Trinseo Materials Operating SCA 144A 5.125%, 4/1/29(1)	110	111
United States Steel Corp.
6.250%, 3/15/26(2)	220	227
6.875%, 3/1/29	830	885
		3,995

Real Estate—2.5%
American Finance Trust, Inc. 144A 4.500%, 9/30/28(1)	500	500
Brookfield Property REIT, Inc.
144A 5.750%, 5/15/26(1)(2)	1,662	1,726
144A 4.500%, 4/1/27(1)	650	644
Forestar Group, Inc. 144A 3.850%, 5/15/26(1)	1,205	1,204
Realogy Group LLC 144A 9.375%, 4/1/27(1)	265	291
Uniti Group LP 144A 7.125%, 12/15/24(1)	540	551
XHR LP 144A 4.875%, 6/1/29(1)	552	567
		5,483

Utilities—0.7%
DCP Midstream Operating LP 144A 6.450%, 11/3/36(1)	150	186
Leeward Renewable Energy Operations LLC 144A 4.250%, 7/1/29(1)	450	458
PG&E Corp.
5.000%, 7/1/28	590	601
5.250%, 7/1/30	343	351
		1,596

Total Corporate Bonds and Notes (Identified Cost $205,395)		210,785

See Notes to Schedule of Investments

VIRTUS Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Leveraged Loans—2.0%
Aerospace—1.0%
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(4)	$ 2,200	$ 2,336
Energy—0.7%
BCP Raptor II LLC (1 month LIBOR + 4.750%) 4.834%, 11/3/25(4)	756	748
BCP Raptor LLC (1 month LIBOR + 4.250%) 5.250%, 6/24/24(4)	756	753
		1,501

Financial—0.0%
Ditech Holding Corp. Tranche B (3 month PRIME + 0.000%) 3.250%, 6/30/22(4)(5)	289	57
Information Technology—0.3%
SolarWinds Holdings, Inc. 2018 (1 month LIBOR + 2.750%) 2.834%, 2/5/24(4)	599	592
Total Leveraged Loans (Identified Cost $4,598)		4,486

	Shares
Preferred Stock—0.0%
Consumer Discretionary—0.0%
Qurate Retail, Inc., 8.000%	500	54
Total Preferred Stock (Identified Cost $51)		54

Common Stocks—0.0%
Energy—0.0%
SandRidge Energy, Inc.(6)	159	2
Total Common Stocks (Identified Cost $1)		2

Warrants—0.0%
Energy—0.0%
SandRidge Energy, Inc.(6)	3,898	—(7)
SandRidge Energy, Inc.(6)	1,641	—(7)
		—(7)

Total Warrants (Identified Cost $—)		—(7)

Par Value
Convertible Bonds and Notes—0.5%
Communication Services—0.5%
DISH Network Corp. 3.375%, 8/15/26	$ 585	608
	Par Value	Value
Communication Services—continued
Twitter, Inc. 144A 0.000%, 3/15/26(1)	$ 385	$ 358
		966

Total Convertible Bonds and Notes (Identified Cost $908)		966

Total Long-Term Investments—97.9% (Identified Cost $210,953)		216,293

	Shares
Short-Term Investment—1.5%
Money Market Mutual Fund—1.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(8)	3,400,019	3,400
Total Short-Term Investment (Identified Cost $3,400)		3,400

Securities Lending Collateral—1.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(8)(9)	3,416,330	3,416
Total Securities Lending Collateral (Identified Cost $3,416)		3,416

TOTAL INVESTMENTS—100.9% (Identified Cost $217,769)		$223,109
Other assets and liabilities, net—(0.9)%		(2,083)
NET ASSETS—100.0%		$221,026

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities amounted to a value of $169,379 or 76.6% of net assets.
(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)	Variable rate security. Rate disclosed is as of September 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(6)	Non-income producing.

See Notes to Schedule of Investments

VIRTUS Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
(7)	Amount is less than $500.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(9)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	90%
United Kingdom	2
Luxembourg	2
Canada	1
Mexico	1
Bermuda	1
Netherlands	1
Other	2
Total	100%
† % of total investments as of September 30, 2021.
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$210,785	$—	$210,785
Leveraged Loans	4,486	—	4,486
Convertible Bonds and Notes	966	—	966
Equity Securities:
Common Stocks	2	2	—
Warrants	—(1)	—(1)	—
Preferred Stock	54	54	—
Securities Lending Collateral	3,416	3,416	—
Money Market Mutual Fund	3,400	3,400	—
Total Investments	$223,109	$6,872	$216,237

(1)	Amount is less than $500.
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Schedule of Investments

VIRTUS SEIX HIGH INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.